Note 14 - Reduction of Inventory to Fair Value	12 Months Ended
Oct. 31, 2011
Inventory Impairments And Land Option Cost Write Offs [Text Block]
14.  Reduction of Inventory to Fair Value

We record impairment losses on inventories related to communities under development and held for future development when events and circumstances indicate that they may be impaired and the undiscounted cash flows estimated to be generated by those assets are less than their related carrying amounts. If the expected undiscounted cash flows are less than the carrying amount, then the community is written down to its fair value. We estimate the fair value of each impaired community by determining the present value of the estimated future cash flows at a discount rate commensurate with the risk of the respective community. For the year ended October 31, 2011, our discount rates used for the impairments recorded range from 17.3% to 19.8%.  Should the estimates or expectations used in determining cash flows or fair value decrease or differ from current estimates in the future, we may be required to recognize additional impairments. We recorded impairment losses, which are included in the Consolidated Statements of Operations and deducted from inventory, of $77.5 million, $122.5 million, and $614.1 million for the years ended October 31, 2011, 2010, and 2009, respectively.

The following table represents impairments by segment for fiscal 2011, 2010, and 2009:

(Dollars in millions)	Year Ended October 31, 2011
	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value $
Northeast	11	$54.9	$179.9
Mid-Atlantic	5	3.4	17.3
Midwest	7	1.1	4.2
Southeast	11	1.5	5.1
Southwest	1	0.1	0.3
West	6	16.5	45.2
Total	41	$77.5	$252.0

(Dollars in millions)	Year Ended October 31, 2010
	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value $
Northeast	14	$72.2	$156.5
Mid-Atlantic	8	3.4	7.1
Midwest	15	4.6	8.2
Southeast	21	2.2	8.0
Southwest	6	0.9	10.8
West	19	39.2	62.8
Total	83	$122.5	$253.4

(Dollars in millions)	Year Ended October 31, 2009
	Number of Communities	Dollar Amount of Impairment	Pre- Impairment Value $
Northeast	33	$244.7	$502.6
Mid-Atlantic	55	48.5	148.1
Midwest	11	6.5	19.5
Southeast	101	40.5	116.5
Southwest	46	36.8	90.2
West	67	237.1	450.8
Total	313	$614.1	$1,327.7

The Consolidated Statements of Operations line entitled “Homebuilding-Inventory impairment loss and land option write-offs” also includes write-offs of options, and approval, engineering and capitalized interest costs that we record when we redesign communities and/or abandon certain engineering costs and we do not exercise options in various locations because the communities’ pro forma profitability is not projected to produce adequate returns on investment commensurate with the risk.  The total aggregate write-offs were $24.3 million, $13.2 million, and $45.4 million for the years ended October 31, 2011, 2010, and 2009, respectively. Occasionally, these write-offs are offset by recovered deposits (sometimes through legal action) that had been written off in a prior period as walk-away costs.  These recoveries have not been significant in comparison to the total costs written off.

The following table represents write-offs of such costs by segment for fiscal 2011, 2010, and 2009:

	Year Ended October 31,
(In millions)	2011	2010	2009
Northeast	$13.4	$4.5	$14.1
Mid-Atlantic	6.1	8.9	10.7
Midwest	0.5	0.0	1.4
Southeast	0.8	(0.6)	4.3
Southwest	0.4	0.3	14.3
West	3.1	0.1	0.6
Total	$24.3	$13.2	$45.4